Subsequent Events - Additional Information (Details) - USD ($)					9 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 29, 2023	Mar. 02, 2023	Feb. 23, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	May 12, 2023	Mar. 28, 2023	Mar. 24, 2023	Mar. 03, 2023	Feb. 27, 2023	Feb. 06, 2023
Subsequent Event [Line Items]
Temporary equity shares outstanding					6,104,682		28,750,000	28,750,000
Proceeds from sale of restricted investments	$ 24,008,096	$ 24,008,096	$ 206,121,060		$ 230,129,156	$ 0	$ 786,918	$ 0
Temporary equity redemption price per share	$ 10.31	$ 10.31	$ 10.15
Working Capital Loans [Member]
Subsequent Event [Line Items]
Debt instrument convertible conversion price					$ 1		$ 1			$ 1
Working Capital Loans [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument convertible carrying amount of the equity component												$ 3,500,000
Working Capital Loans [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument convertible carrying amount of the equity component												1,500,000
Q12023 Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument drawn															$ 535,000
Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding		2,328,063		20,317,255	6,104,682		28,750,000	28,750,000	8,432,745					20,317,255
Percentage Of Common Stock Issued And Outstanding		27.61%		70.67%										70.67%
Proceeds from sale of restricted investments					$ 230,129,156
Temporary equity redemption price per share					$ 10.34		$ 10.1	$ 10
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of restricted investments				$ 206,121,060
Temporary equity redemption price per share			$ 10.15
Subsequent Event [Member] | Working Capital Loans [Member]
Subsequent Event [Line Items]
Debt instrument convertible conversion price											$ 1
Subsequent Event [Member] | Working Capital Loans [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument convertible carrying amount of the equity component												3,500,000	$ 3,500,000
Subsequent Event [Member] | Working Capital Loans [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument convertible carrying amount of the equity component												$ 1,500,000	$ 1,500,000
Subsequent Event [Member] | Q12023 Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument drawn															$ 535,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding				20,317,255
Percentage Of Common Stock Issued And Outstanding				70.67%